Financial statements of Barclays PLC, Parent company accounts - Balance sheet £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Assets
Loans and advances to subsidiaries	£ 361,451	[1]	£ 342,632
Financial assets at fair value through the income statement	191,972	[1]	175,151
Derivative financial instruments	262,572	[1]	302,446
Other assets	3,785	[1]	2,622
Total assets	1,384,285	[1]	1,349,514
Liabilities
Deposits at amortised cost	519,433	[1]	481,036
Debt securities in issue	98,867	[1]	75,796
Subordinated liabilities	12,759	[1]	16,341
Financial liabilities designated at fair value	250,960	[1]	249,765
Derivative financial instruments	256,883	[1]	300,775
Other liabilities	10,505	[1]	8,662
Total liabilities	1,314,244	[1]	1,282,632
Equity
Other equity instruments	12,259	[1]	11,172
Other reserves	1,770	[1]	4,461
Retained earnings	50,487	[1]	45,527
Total equity	70,041	[1]	66,882	[2]
Total liabilities and equity	1,384,285	[1]	1,349,514
Barclays PLC
Assets
Investment in subsidiaries	62,528		58,886
Loans and advances to subsidiaries	22,072		24,710
Financial assets at fair value through the income statement	25,091		17,521
Derivative financial instruments	4		7
Other assets	68		65
Total assets	109,763		101,189
Liabilities
Deposits at amortised cost	488		482
Debt securities in issue	25,658		28,428
Subordinated liabilities	9,301		7,724
Financial liabilities designated at fair value	16,319		9,507
Derivative financial instruments	43		0
Other liabilities	117		176
Total liabilities	51,926		46,317
Equity
Called up share capital	4,188		4,340
Share premium account	348		297
Other equity instruments	12,241		11,169
Other reserves	555		394
Retained earnings	40,505		38,672
Total equity	57,837		54,872
Total liabilities and equity	£ 109,763		£ 101,189

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.